Credit Risk - Summary of Residential Mortgages by Credit Performance (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Non performing loans	£ 1,868	£ 2,110
Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Non performing loans	£ 2,661	£ 2,959